CURRENT AND LONG-TERM RECEIVABLES - Schedule of Long-term Receivables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Long-term customer receivables	$ 457	$ 448
Financing receivables	82	301
Supplier advances	266	309
Non-income based tax receivables	213	208
Receivables from disposed businesses	51	150
Sundry receivables	349	396
Allowance for credit losses	(183)	(123)
Total long-term receivables	1,236	1,689
Third Parties
Accounts, Notes, Loans and Financing Receivable [Line Items]
Sale of long term customer receivables	$ 83	$ 52